Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions.
Summary of provisions

The current provisions consist of the following:

	December 31,	December 31,
in k€	2025	2024
Other personnel expenses	38,786	31,317
Pensions	997	1,572
Other provisions	13,296	9,858
Reorganization	5,464	19,473
Total current provisions	58,543	62,219

The non-current provisions consist of the following:

	December 31,	December 31,
in k€	2025	2024
Pensions	10,312	10,223
Other personnel expenses	1,232	1,315
Other provisions	3,174	2,918
Reorganization	3,317	5,128
Total non-current provisions	18,035	19,585

The following table summarizes the development of total provisions recorded during 2025:

			Divestment	Foreign	Remeasurement
	Jan 1,		of affiliated	currency	through			Dec 31,
	2025	Additions	companies	exchange	OCI	Consumption	Release	2025
	in k€	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Other personnel expenses	32,632	34,821	1,876	(1,217)	—	22,342	2,000	40,018
Pensions	11,795	6,818	418	(18)	(720)	6,148	—	11,309
Other provisions	12,776	25,136	290	(262)	—	16,420	4,470	16,470
Reorganization	24,601	1,094	—	(252)	—	15,266	1,396	8,781
Total	81,804	67,869	2,584	(1,749)	(720)	60,176	7,866	76,578

The following table summarizes the development of total provisions recorded during 2024:

			Divestment	Foreign	Remeasurement
	Jan 1,		of affiliated	currency	through			Dec 31,
	2024	Additions	companies	exchange	OCI	Consumption	Release	2024
	in k€	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Other personnel expenses	43,654	21,823	219	477	—	31,284	1,820	32,632
Pensions	14,170	3,248	12	22	(1,217)	2,694	1,721	11,795
Other provisions	3,404	23,785	757	189	—	11,723	2,123	12,776
Reorganization	—	68,459	36	69	—	32,291	11,599	24,601
Total	61,228	117,315	1,024	757	(1,217)	77,992	17,264	81,804